Capital Risk - Summary of Regulatory Capital Resources (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Capital Risk Exposure [Abstract]
CET1 capital	£ 10,820	£ 11,057
AT1 capital	2,119	2,281
Tier 1 capital	12,939	13,338
Tier 2 capital	1,816	1,909
Total regulatory capital	14,755	15,247
Transitional IFRS 9 Benefit	£ 21	£ 73